AB Sustainable International Thematic Fund

Portfolio of Investments

September 30, 2024 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.3%
Information Technology – 24.8%
Electronic Equipment, Instruments & Components – 8.8%
Halma PLC	961,986	$33,636,302
Keyence Corp.	51,400	24,634,076
Shimadzu Corp.	893,700	29,891,187

		88,161,565

IT Services – 1.5%
Accenture PLC - Class A	44,176	15,615,332

Semiconductors & Semiconductor Equipment – 12.1%
ASML Holding NV	22,409	18,641,164
Infineon Technologies AG	552,001	19,379,611
MediaTek, Inc.	642,000	23,661,261
NXP Semiconductors NV	102,753	24,661,747
Taiwan Semiconductor Manufacturing Co., Ltd.	1,179,000	35,551,747

		121,895,530

Software – 2.4%
Descartes Systems Group, Inc. (The)(a)	233,006	23,990,298

		249,662,725

Financials – 19.1%
Banks – 6.9%
Bank Mandiri Persero Tbk PT	58,810,500	27,052,555
HDFC Bank Ltd.	867,193	17,868,535
NU Holdings Ltd./Cayman Islands - Class A(a)	1,797,830	24,540,379

		69,461,469

Capital Markets – 5.6%
London Stock Exchange Group PLC	220,982	30,254,877
Partners Group Holding AG	17,501	26,385,851

		56,640,728

Insurance – 6.6%
Aflac, Inc.	184,409	20,616,926
AIA Group Ltd. - Class H	2,021,400	17,652,598
Beazley PLC	2,737,809	27,958,998

		66,228,522

		192,330,719

Health Care – 17.3%
Health Care Equipment & Supplies – 8.0%
Alcon, Inc.	224,661	22,484,127
STERIS PLC	116,903	28,353,654
Terumo Corp.	1,590,792	30,136,741

		80,974,522

Health Care Providers & Services – 2.6%
Apollo Hospitals Enterprise Ltd.	307,182	26,385,154

Life Sciences Tools & Services – 4.0%
ICON PLC(a)	87,583	25,163,472
Tecan Group AG (REG)(a)	44,862	14,742,560

		39,906,032

Pharmaceuticals – 2.7%
Roche Holding AG	84,805	27,139,063

		174,404,771

Industrials – 17.0%
Commercial Services & Supplies – 3.7%
Veralto Corp.	334,554	37,423,210

Construction & Engineering – 2.3%
WSP Global, Inc.	128,883	22,897,710

Electrical Equipment – 2.8%
Nexans SA	85,880	12,605,832

Company		Shares		U.S. $ Value

Prysmian SpA		217,040		$15,791,513

				28,397,345

Machinery – 1.1%
TOMRA Systems ASA		781,514		11,487,109

Professional Services – 7.1%
Arcadis NV		215,700		14,956,044
Experian PLC		563,969		29,704,048
RELX PLC		565,775		26,713,814

				71,373,906

				171,579,280

Consumer Staples – 11.1%
Food Products – 5.9%
Danone SA		469,245		34,179,570
Kerry Group PLC - Class A		149,794		15,522,901
Nestle SA (REG)		94,392		9,485,682

				59,188,153

Personal Care Products – 5.2%
Haleon PLC		2,672,021		13,981,349
Unilever PLC		588,157		38,132,156

				52,113,505

				111,301,658

Consumer Discretionary – 7.1%
Automobile Components – 2.6%
Autoliv, Inc.		284,380		26,552,560

Broadline Retail – 2.3%
MercadoLibre, Inc.(a)		11,230		23,043,511

Textiles, Apparel & Luxury Goods – 2.2%
On Holding AG - Class A(a) (b)		438,560		21,993,784

				71,589,855

Energy – 0.8%
Oil, Gas & Consumable Fuels – 0.8%
Neste Oyj		433,993		8,431,647

Utilities – 0.1%
Water Utilities – 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		50,457		837,292

Total Common Stocks (cost $768,363,898)				980,137,947

SHORT-TERM INVESTMENTS – 2.2%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(c) (d) (e) (cost $20,878,896)		20,878,896		20,878,896

	Principal Amount (000)

Time Deposits – 0.1%
BBH, New York 2.00%, 10/01/2024	DKK	775		115,764
2.29%, 10/01/2024	SEK	836		82,312
3.18%, 10/01/2024	NOK	1,063		100,771
6.07%, 10/01/2024	ZAR	0	*	4
Citibank, London 2.33%, 10/01/2024	EUR	89		99,582
HSBC, Hong Kong 4.15%, 10/02/2024	HKD	782		100,535
Royal Bank of Canada, London 3.91%, 10/01/2024	GBP	221		295,802
Royal Bank of Canada, Toronto 3.03%, 10/01/2024	CAD	486		359,052

	Principal Amount (000)		U.S. $ Value

SEB, Stockholm 0.15%, 10/01/2024	CHF	84	$99,674
SMBC, Tokyo 0.01%, 10/01/2024	JPY	13,956	97,100

Total Time Deposits (cost $1,350,596)			1,350,596

Total Short-Term Investments (cost $22,229,492)			22,229,492

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $790,593,390)			1,002,367,439

	Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.73%(c) (d) (e) (cost $5,216,000)		5,216,000	5,216,000

Total Investments – 100.0% (cost $795,809,390)(f)			1,007,583,439
Other assets less liabilities - 0.0%			(336,145)

Net Assets – 100.0%			$1,007,247,294

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	JPY	606,686	USD	4,287	10/17/2024	$55,920
Bank of America NA	USD	2,920	JPY	408,791	10/17/2024	(69,873)
Bank of America NA	CHF	2,664	USD	3,166	10/25/2024	9,120
Bank of America NA	USD	74,179	EUR	67,648	10/25/2024	1,202,017
Bank of America NA	USD	29,963	CAD	40,611	11/07/2024	91,558
Bank of America NA	GBP	83,539	USD	110,620	11/08/2024	(1,063,413)
Bank of America NA	TWD	78,411	USD	2,462	11/22/2024	(29,420)
Bank of America NA	USD	49,078	AUD	72,572	11/22/2024	1,127,773
Bank of America NA	USD	3,132	TWD	99,865	11/22/2024	41,895
Barclays Bank PLC	BRL	75,828	USD	13,645	10/02/2024	(274,022)
Barclays Bank PLC	USD	13,918	BRL	75,828	10/02/2024	1,022
Barclays Bank PLC	JPY	493,563	USD	3,406	10/17/2024	(35,424)
Barclays Bank PLC	USD	2,583	JPY	377,374	10/17/2024	48,941
Barclays Bank PLC	CHF	10,539	USD	12,520	10/25/2024	32,451
Barclays Bank PLC	CHF	2,188	USD	2,550	10/25/2024	(43,019)
Barclays Bank PLC	GBP	2,463	USD	3,302	11/08/2024	8,742
Barclays Bank PLC	TWD	86,711	USD	2,755	11/22/2024	(263)
Barclays Bank PLC	USD	16,033	INR	1,350,506	12/06/2024	32,743
BNP Paribas SA	USD	6,300	ZAR	112,776	10/17/2024	218,948
BNP Paribas SA	USD	72,025	CNH	502,381	11/21/2024	(23,622)
BNP Paribas SA	USD	4,382	MXN	85,770	12/11/2024	(73,608)
Brown Brothers Harriman & Co.	HKD	20,438	USD	2,630	10/17/2024	724
Brown Brothers Harriman & Co.	JPY	517,665	USD	3,665	10/17/2024	55,485
Brown Brothers Harriman & Co.	CHF	5,753	USD	6,870	10/25/2024	52,641
Brown Brothers Harriman & Co.	USD	2,548	CHF	2,144	10/25/2024	(7,339)
Brown Brothers Harriman & Co.	USD	6,996	EUR	6,366	10/25/2024	97,827
Brown Brothers Harriman & Co.	USD	4,465	GBP	3,391	11/08/2024	68,046
Citibank NA	KRW	3,438,113	USD	2,573	10/18/2024	(36,169)
Citibank NA	IDR	309,324,763	USD	18,963	10/25/2024	(1,375,950)
Citibank NA	USD	3,303	CHF	2,834	10/25/2024	55,396
Citibank NA	TWD	123,117	USD	3,868	11/22/2024	(44,400)
Deutsche Bank AG	JPY	524,714	USD	3,616	10/17/2024	(43,038)
Deutsche Bank AG	USD	2,970	JPY	423,822	10/17/2024	(14,477)
Deutsche Bank AG	EUR	2,983	USD	3,330	10/25/2024	6,469
Deutsche Bank AG	EUR	2,492	USD	2,776	10/25/2024	(840)
Deutsche Bank AG	USD	2,757	EUR	2,484	10/25/2024	11,240

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	USD	13,191	EUR	11,817	10/25/2024	$(23,395)
Deutsche Bank AG	USD	2,521	GBP	1,899	11/08/2024	17,574
Deutsche Bank AG	USD	5,064	TWD	160,667	11/22/2024	41,205
Goldman Sachs Bank USA	USD	3,359	JPY	482,986	10/17/2024	8,758
Goldman Sachs Bank USA	CHF	32,272	USD	38,192	10/25/2024	(48,061)
HSBC Bank USA	USD	2,545	KRW	3,427,897	10/18/2024	55,546
HSBC Bank USA	CHF	2,564	USD	3,054	10/25/2024	15,606
HSBC Bank USA	IDR	44,498,618	USD	2,742	10/25/2024	(183,440)
HSBC Bank USA	USD	3,129	EUR	2,793	10/25/2024	(16,464)
HSBC Bank USA	TWD	103,915	USD	3,261	11/22/2024	(40,832)
HSBC Bank USA	USD	2,534	ILS	9,508	12/11/2024	22,317
JPMorgan Chase Bank NA	BRL	14,171	USD	2,601	10/02/2024	(191)
JPMorgan Chase Bank NA	USD	2,519	BRL	14,171	10/02/2024	82,709
JPMorgan Chase Bank NA	JPY	478,752	USD	3,376	10/17/2024	37,162
JPMorgan Chase Bank NA	JPY	390,035	USD	2,699	10/17/2024	(20,359)
JPMorgan Chase Bank NA	USD	68,998	JPY	10,070,557	10/17/2024	1,226,884
Morgan Stanley Capital Services LLC	BRL	61,657	USD	11,317	10/02/2024	(831)
Morgan Stanley Capital Services LLC	USD	11,322	BRL	61,657	10/02/2024	(3,533)
Morgan Stanley Capital Services LLC	JPY	970,401	USD	6,781	10/17/2024	13,933
Morgan Stanley Capital Services LLC	USD	3,960	JPY	576,545	10/17/2024	60,515
Morgan Stanley Capital Services LLC	KRW	6,252,105	USD	4,559	10/18/2024	(185,199)
Morgan Stanley Capital Services LLC	USD	34,573	KRW	47,362,069	10/18/2024	1,364,509
Morgan Stanley Capital Services LLC	USD	5,594	SGD	7,499	10/18/2024	245,751
Morgan Stanley Capital Services LLC	EUR	2,681	USD	2,937	10/25/2024	(50,159)
Morgan Stanley Capital Services LLC	USD	2,863	EUR	2,612	10/25/2024	47,846
Morgan Stanley Capital Services LLC	BRL	61,657	USD	11,281	11/04/2024	8,085
Morgan Stanley Capital Services LLC	GBP	1,941	USD	2,543	11/08/2024	(51,652)
Morgan Stanley Capital Services LLC	NOK	99,723	USD	9,430	11/22/2024	(23,851)
Morgan Stanley Capital Services LLC	USD	20,160	SEK	204,625	11/22/2024	39,178
NatWest Markets PLC	EUR	2,691	USD	2,974	10/25/2024	(24,945)
NatWest Markets PLC	USD	4,465	CNH	31,205	11/21/2024	6,971
UBS AG	USD	2,623	JPY	387,474	10/17/2024	79,244
UBS AG	USD	3,420	EUR	3,078	10/25/2024	9,726
UBS AG	GBP	2,211	USD	2,899	11/08/2024	(56,923)
UBS AG	USD	3,008	GBP	2,281	11/08/2024	41,470
UBS AG	TWD	95,182	USD	3,008	11/22/2024	(17,061)

						$2,762,174

*	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Affiliated investments.
(f)

As of September 30, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $237,470,046 and gross unrealized depreciation of investments was $(22,933,823), resulting in net unrealized appreciation of $214,536,223.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

NOK – Norwegian Krone

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

REG – Registered Shares

COUNTRY BREAKDOWN1

September 30, 2024 (unaudited)

20.1%	United States
15.6%	United Kingdom
9.9%	Switzerland
8.4%	Japan
5.9%	Taiwan
4.8%	Brazil
4.7%	Canada
4.6%	France
4.4%	India
3.3%	Netherlands
3.1%	Ireland
2.7%	Indonesia
2.6%	Sweden
7.2%	Other
2.7%	Short-Term Investments
0.0%	Other Assets Less Liabilities

100.0%	Total Net Assets

[1]

The Fund’s country breakdown is expressed as a percentage of total net assets and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 1.9% or less in the following: Finland, Germany, Hong Kong, Italy and Norway.

AB Sustainable International Thematic Fund

September 30, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2024:

Investments in Securities	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$64,267,377	$185,395,348		$-0-	$249,662,725
Financials	45,157,305	147,173,414		-0-	192,330,719
Health Care	53,517,126	120,887,645		-0-	174,404,771
Industrials	60,320,920	111,258,360		-0-	171,579,280
Consumer Staples	-0-	111,301,658		-0-	111,301,658
Consumer Discretionary	71,589,855	-0-		-0-	71,589,855
Energy	-0-	8,431,647		-0-	8,431,647
Utilities	837,292	-0-		-0-	837,292
Short-Term Investments:
Investment Companies	20,878,896	-0-		-0-	20,878,896
Time Deposits	1,350,596	-0-		-0-	1,350,596
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	5,216,000	-0-		-0-	5,216,000

Total Investments in Securities	323,135,367	684,448,072	+	-0-	1,007,583,439
Other Financial Instruments*:
Assets
Forward Currency Exchange Contracts	-0-	6,643,947		-0-	6,643,947
Liabilities
Forward Currency Exchange Contracts	-0-	(3,881,773)		-0-	(3,881,773)

Total	$323,135,367	$687,210,246		$-0-	$1,010,345,613

+

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2024 is as follows:

Fund	Market Value 6/30/24 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/24 (000)	Dividend Income (000)
Government Money Market Portfolio	$38,983	$77,992	$96,096	$20,879	$379
Government Money Market Portfolio*	-0-	9,634	4,418	5,216	0	**
Total				$26,095	$379

*	Investment of cash collateral for securities lending transactions.
**	Amount is less than $500.